CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 88,172	$ 110,508
Marketable securities (Note 4)	14,347	38,170
Short-term deposits	5,170	24
Trade receivables (net of allowances for doubtful debts of $ 3,781 and $ 3,320 as of December 31, 2010 and 2011, respectively)	163,219	154,366
Other accounts receivable (Note 17a)	33,635	23,140
Inventories	2,450	5,601
Assets, Current, Total	306,993	331,809
LONG-TERM INVESTMENTS:
Marketable Securities (Note 4)	2,746	2,828
Deferred taxes (Note 16e)	11,630	13,135
Investments in affiliated companies (Note 6)	77,107	3,209
Prepaid expenses and other accounts receivable	3,885	5,493
Assets, Noncurrent, Total	95,368	24,665
SEVERANCE PAY FUND	49,507	55,286
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	19,165	12,411
NET INTANGIBLE ASSETS (Note 9)	31,544	33,101
GOODWILL (Note 8)	166,644	166,495
TOTAL ASSETS	669,221	623,767
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities to banks (Note 17b)	16,642	6,684
Debentures (Note 11)	31,472	15,927
Trade payables	40,344	53,177
Deferred revenue	22,653	26,845
Employees and payroll accrual	41,005	40,704
Other accounts payable (Note 17c)	25,332	30,693
Liability in respect of business combinations	3,717	3,963
Total current liabilities	181,165	177,993
LONG-TERM LIABILITIES:
Liabilities to banks and others (Note 10)	34,459	3,154
Debentures (Note 11)	15,246	31,854
Deferred taxes (Note 16e)	4,836	2,654
Deferred revenue	2,094	3,520
Liability in respect of business combinations	2,502	4,758
Liability in respect of capital lease	1,920	0
Accrued severance pay	63,321	65,450
Total long-term liabilities	124,378	111,390
TOTAL LIABILITIES	305,543	289,383
COMMITMENTS AND CONTINGENCIES (Note 14)
REDEEMABLE NON-CONTROLLING INTEREST	11,469	0
EQUITY (Note 15):
Share capital: Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares at December 31,2010 and 2011; Issued and outstanding: 13,596,000 at December 31, 2010 and 2011	3,876	3,807
Additional paid-in capital	135,674	136,222
Retained earnings	91,672	58,441
Other accumulated comprehensive loss	(12,295)	(596)
Treasury shares (24,780 shares as of December 31, 2010 and 2011)	(259)	(259)
Total Formula shareholders' equity	218,668	197,615
Non-controlling interests	133,541	136,769
TOTAL EQUITY	352,209	334,384
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND EQUITY	$ 669,221	$ 623,767